Prepaid expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepayments [Abstract]
Tax advance of VAT and withholdings taxes	$ 10.9	$ 9.2
Tax credits	$ 9.6	$ 7.7